Accounting Items That Identify the Compliance With Minimum Cash Requirements - Summary of Minimum Cash Requirement Constitute by Bank (Detail) - Banco Macro SA [member] $ in Thousands	Dec. 31, 2019 ARS ($)
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Cash requirement constitute by bank	$ 82,341,856
BCRA accounts [member] | Cash and deposits in banks [member]
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Cash requirement constitute by bank	55,158,158
Central bank bills [member] | Other debt securities 1 [member]
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Cash requirement constitute by bank	11,737,430
Government securities [member] | Other debt securities 1 [member]
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Cash requirement constitute by bank	8,007,622
Special guarantees accounts in the BCRA [member] | Financial assets delivered as guarantee [member]
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Cash requirement constitute by bank	$ 7,438,646